Capital management	12 Months Ended
Dec. 31, 2022
Capital Management
Capital management

30. Capital management

The purpose of capital management is to maintain the capital adequacy for Nu's operation through control and monitoring of the capital position, to evaluate the capital necessity according to the risk taken and strategic aim of the organization and to establish a capital planning process in accordance with future requirements of regulatory capital, based on the Group's growth projections, risk exposure, market movements and other relevant information. Also, the capital management structure is responsible for identifying sources of capital, for writing and submitting the capital plan and capital contingent plan for approval by the Executive Directors.

At the executive level, the ALM Technical Forum is responsible for approving risk assessment and capital calculation methodologies, and reviewing, monitoring, and recommending capital-related action plans to the Risk Committee.

a) Minimum capital requirements

In Brazil, the local entities must comply with two different regulatory capital requirements: one for the Financial Conglomerate, led by Nu Financeira and composed of Nu Financeira along with Nu DTVM and Nu Invest, and the other applicable to Nu Pagamentos:

●	Financial Conglomerate: minimum level of capital, considering the minimum requirements for financial institutions according to Brazilian Federal Monetary Council (“CMN”) Resolution 4,958/21.
●	Nu Pagamentos: minimum level of capital, considering the minimum requirements for payment institutions, according to Circular BCB 3,681/13.

In March 2022, BACEN issued Resolution No. 200 which provides new prudential rules for payment institutions requiring a phased implementation that foresees an increase in the capital requirements applicable to credit card operations in Brazil. The Group's management understands that its capital is adequate to comply with the requirement of this new resolution.

In September 2021, Nu acquired Nu Mexico Financiera, S.A. de C.V., S.F.P., formerly AKALA, S.A. DE C.V., (“Akala”), a Mexican Financial Cooperative Association ("SOFIPO") and regulated by the CNBV (Comisión Nacional Bancaria Y De Valores). The regulatory capital requirements for this entity are defined by the NICAP metric (“nivel de capitalización”) set by the CNBV, which is comparable to the Basel Ratio methodology. In December 2022, Nu Mexico Financiera got the formal approval from the CNBV to execute the migration of the Credit Card portfolio. A capital injection equivalent to US$603,795 was made in the regulated entity along with the Credit Card portfolio migration to support the transferred Risk Weighted Assets (RWA). The whole Mexican operation will be executed henceforth in the regulated entity.

Nu Colombia is in the process of requesting the "Licencia de Compañía de financiamiento", a license from the SFC ("Superintendencia financiera de Colombia") which would allow it to offer several consumer credit and deposit products. In August 2022 the SFC granted the incorporation license for “Nu Colombia Compañía de Financiamiento S.A.”, and by the end of October 2022 the incorporation was completed. The next step is to receive the operational license. Once “Nu Colombia Compañía de Financiamiento S.A.'' becomes operational, the regulator requires it to comply with the capital ratio defined in “Ley de margen de solvencia”.

Nu implemented a capital management structure with the purpose of maintaining a higher level of capital than the minimum regulatory requirements.

b) Composition of capital

i) Financial conglomerate in Brazil

The regulatory capital used to monitor the compliance of a financial conglomerate with the Basel operating limits imposed by the Brazilian Central Bank, is the sum of two items, as follows:

●	Tier I Capital: the sum of Common Equity Tier I, which consists of paid in capital, capital, reserves and retained earnings, less deductions, and prudential adjustments and the Additional Tier I, which consists of subordinated debt instruments without a defined maturity that meet eligibility requirements.
●	Tier II Capital: consists of subordinated debt instruments with defined maturity dates that meet eligibility requirements. Together with the Common Equity Tier I it composes the Total Capital.

The table below shows the calculation of the capital ratios and their minimum requirement for the Financial Conglomerate, required by the current regulation in Brazil.

Financial Conglomerate	2022	2021

Regulatory Capital	1,091,675	485,498
Tier I	905,782	467,225
Common Equity	769,640	467,225
Additional	136,142	-
Tier II	185,893	18,273
Risk Weighted Assets (RWA)	5,106,361	2,144,499
Credit Risk (RWA CPAD)	3,958,772	1,891,177
Market Risk (RWA MPAD)	70,159	14,825
Operational Risk (RWA OPAD)	1,077,430	238,497
Capital Required	536,168	225,172
Margin	555,507	260,325
Basel Ratio	21.4%	22.6%
RBAN - Capital Required	128,320	896
Margin considering RBAN	427,187	259,429

ii) Nu Pagamentos

Nu Pagamentos’ capital management aims to determine the capital needed for its growth and to plan additional sources of capital, to permanently maintain equity in amounts higher than the requirements defined by the Brazilian Central Bank.

The subsidiary permanently maintains its shareholders' equity adjusted by the income accounts in an amount corresponding to, at least, the highest amount between i) 2% of the monthly average of payment transactions carried out by the subsidiary in the last 12 (twelve) months; or ii) 2% of the balance of electronic coins issued by the Nu Pagamentos, calculated daily.

The table below shows the calculation of the capital ratio for Nu Pagamentos, in accordance with current regulation in Brazil.

Nu Pagamentos	2022	2021

Adjusted Equity	1,135,199	570,418
Max Amount	3,923,171	2,487,136
Monthly average of payment transactions	3,923,171	2,487,136
Balance of electronic currencies	1,492,236	1,693,514
Capital Ratio	28.9%	22.9%

iii) Nu Mexico Financiera

Nu Mexico Financiera’s capital management aims to determine the capital needed for its growth and to plan additional sources of capital, to permanently maintain its Regulatory Capital higher than the requirements defined by the CNBV.

As of December 31, 2022, its regulatory capital was equivalent to US$428,067 (US$4,435 on December 31, 2021), resulting in a Capital ratio of 69.81%, with 10.5% being the minimum required for Category 1 SOFIPO. Subsequent to December 31, 2022, the CNBV required that Nu Mexico Financiera accelerate its compliance with the Category 4 requirements. Considering the Category 4 SOFIPO standard, Capital ratio for SOFIPO was 44.62% as of December 31, 2022, and the minimum requested for Category 4 SOFIPO was 10.5%.